Unaudited Quarterly Financial Results	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Result
Unaudited Quarterly Results.

The following tables present unaudited quarterly financial information during the years ended December 31, 2012 and 2011. In the opinion of the Company’s management, the quarterly information contains all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation thereof. The operating results for any quarter are not necessarily indicative of the results for any future periods.

Subsequent to the issuance of the Company's quarterly report on Form 10-Q for the second quarter of 2012, the Company identified an immaterial classification error of $0.5 million related to certain vendor fees paid by Apex Systems, Inc., which we acquired in May 2012 (see Note 4 - Acquisitions). Such fees should have been recorded as revenues, rather than in costs of services. The Company considers this an immaterial reclassification and has presented the revenues and cost of services for the year ended December 31, 2012 reflecting the reclassification in the pro forma revenues in Note 4 - Acquisitions, and revenues in the table below. The Company will present the corrected results for the three and six months ended June 30, 2012 in future filings. This reclassification has no effect on the Company's consolidated balance sheets or consolidated statement of cash flows.

	2012
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$380,381	$374,511	$265,863	$156,760
Gross profit	$115,619	$115,631	$84,537	$52,749
Income from continuing operations	$9,748	$16,586	$7,030	$5,047
Income from discontinued operations, net of income taxes	1,574	847	1,485	336
Net income	$11,322	$17,433	$8,515	$5,383

Basic earnings per common share:
Income from continuing operations	$0.19	$0.32	$0.16	$0.14
Income from discontinued operations	0.03	0.01	0.03	—
Net income	$0.22	$0.33	$0.19	$0.14

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.31	$0.15	$0.13
Income from discontinued operations	0.03	0.02	0.04	0.01
Net income	$0.21	$0.33	$0.19	$0.14

	2011
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$148,029	$147,014	$132,862	$119,734
Gross profit	$50,151	$50,793	$46,179	$40,705
Income from continuing operations	$6,636	$6,843	$5,450	$2,821
Income from discontinued operations, net of income taxes	865	924	415	343
Net income	$7,501	$7,767	$5,865	$3,164

Basic earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.15	$0.08
Income from discontinued operations	0.02	0.03	0.01	0.01
Net income	$0.20	$0.21	$0.16	$0.09

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.14	$0.08
Income from discontinued operations	0.02	0.03	0.02	—
Net Income	$0.20	$0.21	$0.16	$0.08